CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Profit or loss [abstract]
Net revenues	€ 189,544	€ 179,592	€ 149,419
Cost of revenues	151,400	144,327	119,943
Selling, general and other costs	9,541	8,981	9,130
Research and development costs	5,619	5,200	4,487
Gains/(losses) on disposal of investments	20	72	(35)
Restructuring costs	1,119	1,144	698
Share of the profit/(loss) of equity method investees	491	264	737
Operating income/(loss)	22,376	20,276	15,863
Net financial expenses/(income)	(42)	768	734
Profit/(loss) before taxes	22,418	19,508	15,129
Tax expense/(benefit)	3,793	2,729	1,911
Net profit/(loss) from continuing operations	18,625	16,779	13,218
Profit/(loss) from discontinued operations, net of tax	0	0	990
Net profit/(loss)	18,625	16,779	14,208
Net profit/(loss) attributable to:
Owners of the parent	18,596	16,799	14,200
Non-controlling interests	29	(20)	8
Net profit/(loss)	18,625	16,779	14,208
Net profit/(loss) from continuing operations attributable to:
Owners of the parent	18,596	16,799	13,210
Non-controlling interests	29	(20)	8
Consolidated profit from continuing operations	€ 18,625	€ 16,779	€ 13,218
Earnings per share:
Basic earnings per share (in EUR per share)	€ 5.98	€ 5.35	€ 4.64
Diluted earnings per share (in EUR per share)	5.94	5.31	4.51
Earnings per share for Net profit from continuing operations:
Basic earnings per share from continuing operations (in EUR per share)	5.98	5.35	4.32
Diluted earnings per share (in EUR per share)	€ 5.94	€ 5.31	€ 4.19

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information